Accounting policies - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Freehold Land or Assets Classified as Held-for-sale
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates					0.00%
Cigarette Making Machinery
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates					5.00%
Cigarette Making Machinery | Cigarette Making Machinery, Excluding Reynolds American Inc
Disclosure Of Accounting Policies [Line Items]
Estimates of useful economic lives					20 years	14 years
Cigarette Making Machinery | Cigarette Making Machinery, excluding Reynolds American Inc
Disclosure Of Accounting Policies [Line Items]
Estimates of useful economic lives					20 years	30 years
Global Software Solutions | Accounting Estimate
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives	13 years
Reduction in annual amortisation expense		£ 12	£ 26	£ 26
Top of Range | Land and Buildings
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates					4.00%
Top of Range | Plant and Equipment
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates					25.00%
Top of Range | Other Trademarks and Similar Assets
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives					20 years
Top of Range | Computer Software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives					5 years
Top of Range | Global Software Solutions
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives					10 years
Bottom of Range | Land and Buildings
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates					2.50%
Bottom of Range | Plant and Equipment
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates					3.00%
Bottom of Range | Computer Software
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives					3 years